INCOME TAX - Schedule of Income from Continuing Operation Before Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX - Schedule of Income from Continuing Operation Before Income Tax (Details) [Line Items]
Total	$ 3,474,779	$ 5,738,528	$ 15,509,062
China (Mainland) [Member]
INCOME TAX - Schedule of Income from Continuing Operation Before Income Tax (Details) [Line Items]
Total	(461,034)	(581,028)	(699,367)
Hong Kong [Member]
INCOME TAX - Schedule of Income from Continuing Operation Before Income Tax (Details) [Line Items]
Total	(6,699,017)	7,414,977	17,001,542
Singapore [Member]
INCOME TAX - Schedule of Income from Continuing Operation Before Income Tax (Details) [Line Items]
Total	0	1	1
British Virgin Islands [Member]
INCOME TAX - Schedule of Income from Continuing Operation Before Income Tax (Details) [Line Items]
Total	$ 10,634,830	$ (1,095,422)	$ (793,114)